JPMorgan Investor Growth Fund Expense Example, No Redemption - A C I Shares [Member] - JPMorgan Investor Growth Fund	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 544
Expense Example, No Redemption, 3 Years	746
Expense Example, No Redemption, 5 Years	965
Expense Example, No Redemption, 10 Years	1,596
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	151
Expense Example, No Redemption, 3 Years	468
Expense Example, No Redemption, 5 Years	808
Expense Example, No Redemption, 10 Years	1,633
Class I
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 894